Fair value measurements - Roll forward of Level 3 investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Roll forward of Level 3 available-for-sale debt investments
Fair value of Level 3 investments, Beginning balance	¥ 283,054	¥ 428,512
Recognised in net loss	¥ (76,458)	¥ (66,339)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment Loss Of Investments	Impairment Loss Of Investments
Recognised in other comprehensive income (loss)	¥ (43,569)	¥ (79,119)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax
Fair value of Level 3 investments, Ending balance	¥ 163,027	¥ 283,054